Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions Details Narrative
Office and general expenses	$ 0	$ 10,072		$ 45,269
Salaries expense	$ 5,808	$ 0	$ 48,178